SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Common Share (Q2) (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Numerator [Abstract]
Allocation of net income (loss)	$ 1,270,320	$ 1,879,261	$ 247,619	$ (156,141)	$ (466,910)	$ 3,149,581	$ (623,050)	$ (375,430)	$ (381,894)		$ 1,550,733
Class A Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss)	$ 915,959			$ (124,913)		$ 2,415,156	$ (498,440)		$ (120,559)		$ 1,240,586
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	17,835,276			27,600,000		22,690,664	27,600,000		2,810,182		27,600,000
Diluted weighted average shares outstanding (in shares)	17,835,276			27,600,000		22,690,664	27,600,000		2,810,182		27,600,000
Basic net income (loss) per share (in dollars per share)	$ 0.05		$ 0.01	$ 0	$ (0.01)	$ 0.11	$ (0.02)	$ (0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per share (in dollars per share)	$ 0.05		0.01	$ 0	(0.01)	$ 0.11	$ (0.02)	(0.01)	$ (0.04)		$ 0.05
Class B Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss)	$ 354,361			$ (31,228)		$ 734,425	$ (124,610)		$ (261,335)		$ 310,147
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	6,900,000			6,900,000		6,900,000	6,900,000		6,091,636	[1]	6,900,000	[1]
Diluted weighted average shares outstanding (in shares)	6,900,000			6,900,000		6,900,000	6,900,000		6,091,636	[1]	6,900,000	[1]
Basic net income (loss) per share (in dollars per share)	$ 0.05		0.01	$ 0	(0.01)	$ 0.11	$ (0.02)	(0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per share (in dollars per share)	$ 0.05		$ 0.01	$ 0	$ (0.01)	$ 0.11	$ (0.02)	$ (0.01)	$ (0.04)		$ 0.05

[1]	On November 30, 2021, the Company effected a 1.2:1 stock split for each outstanding share of Class B Common Stock, resulting in the Sponsor holding an aggregate number of 6,900,000 Founder Shares. All share amounts retroactively restated to account for the share split as discussed in Note 5.